Statements of Cash Flows (Supera Pharmaceuticals, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from Operating activities
Net loss	$ (17,580,609)	$ (3,888,249)
Increase (decrease) in cash from changes in:
Net cash used in operating activities	(11,924,941)	(3,074,283)
Cash flows from Financing activities
Net cash provided by financing activities	38,667,827	6,965,693
Net change in cash	17,985,417	(49,217)
Cash and cash equivalents and restricted cash at beginning of year	632,538	681,755
Cash and cash equivalents and restricted cash at end of year	18,617,955	632,538
Supera Pharmaceuticals, Inc. [Member]
Cash flows from Operating activities
Net loss	(558,516)	(475,937)
Increase (decrease) in cash from changes in:
Due to/from affiliate	(39,449)	12,365
Accounts payable	411,287	36,453
Interest payable	26,922	2,599
Net cash used in operating activities	(159,756)	(424,520)
Cash flows from Financing activities
Proceeds from related party line of credit	160,645	422,009
Payments on related party line of credit	(5,414)
Proceeds from Paycheck Protection Program loan	16,600
Net cash provided by financing activities	171,831	422,009
Net change in cash	12,075	(2,511)
Cash and cash equivalents and restricted cash at beginning of year	2,476	4,987
Cash and cash equivalents and restricted cash at end of year	$ 14,551	$ 2,476